Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
Derivative Financial Instruments
22.	Derivative Financial Instruments

Forward freight agreements and Foreign Exchange Forward Swaps

The fair value of the Group’s derivative financial (liabilities)/ assets as of December 31, 2025 and 2024 related to FFAs and FXSs are presented below:

Derivatives’ Fair values	2025	2024
FXSs	1,590,964	(62,500)
Total	1,590,964	(62,500)

FFAs and FXSs are considered to be Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement.

Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income

For the year ended December 31,	2025	2024	2023
Unrealized gain/ (loss), net on derivatives	1,653,464	(291,873)	229,373
Total unrealized gain/ (loss), net on derivatives	1,653,464	(291,873)	229,373

For the year ended December 31,	2025	2024	2023
Realized gain/ (loss), net on derivatives	1,327,397	(1,264,750)	300,262
Total realized gain/ (loss), net on derivatives	1,327,397	(1,264,750)	300,262